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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment: [ ]; Amendment Number:
                                                ----------
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:

/s/ Matthew Iorio                  Greenwich, Connecticut       May 15, 2012
------------------------------     ----------------------    -----------------
[Signature]                             [City, State]              [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         29
Form 13F Information Table Value Total:   $333,963
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
1     028-13295              White Elm Capital Partners, L.P.

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
                                                                                                           VOTING AUTHORITY
                   TITLE OF              MARKET VALUE SHARE / PRN SHARE / PUT /   INVESTMENT     OTHER   ---------------------
NAME OF ISSUER      CLASS        CUSIP   (USD)(X1000)   AMOUNT      PRN   CALL    DISCRETION    MANAGERS   SOLE    SHARED NONE
--------------   ------------- --------- ------------ ----------- ------- ----- --------------- -------- --------- ------ ----
APPLE INC....... COM           037833100    13,670        22,800    SH          Shared-Defined     1        22,800
ARCOS DORADOS
 HOLDINGS
 INC............ SHS CLASS -A- G0457F107     9,987       552,100    SH          Shared-Defined     1       552,100
ARIBA INC....... COM NEW       04033V203     6,627       202,600    SH          Shared-Defined     1       202,600
AUTOZONE
 INC............ COM           053332102     4,127        11,100    SH          Shared-Defined     1        11,100
BROADSOFT
 INC............ COM           11133B409     8,650       226,142    SH          Shared-Defined     1       226,142
CHECK POINT
 SOFTWARE
 TECH LT........ ORD           M22465104    15,653       245,187    SH          Shared-Defined     1       245,187
CROWN CASTLE
 INTL CORP...... COM           228227104    12,050       225,905    SH          Shared-Defined     1       225,905
DAVITA INC...... COM           23918K108    12,543       139,100    SH          Shared-Defined     1       139,100
DIAMOND FOODS
 INC............ COM           252603105     1,399        61,300    SH     PUT  Shared-Defined     1        61,300
DOMINOS PIZZA
 INC............ COM           25754A201     4,846       133,500    SH          Shared-Defined     1       133,500
EAST WEST
 BANCORP
 INC............ COM           27579R104     3,274       141,800    SH          Shared-Defined     1       141,800
FIRST CASH FINL
 SVCS INC....... COM           31942D107    16,718       389,784    SH          Shared-Defined     1       389,784
FOSSIL INC...... COM           349882100    12,593        95,416    SH          Shared-Defined     1        95,416
GOLAR LNG LTD
 BERMUDA........ SHS           G9456A100    39,382     1,035,000    SH          Shared-Defined     1     1,035,000
GOLAR LNG
 PARTNERS
 LP............. COM UNIT LPI  Y2745C102     9,402       253,284    SH          Shared-Defined     1       253,284
GOOGLE INC...... CL A          38259P508     6,669        10,400    SH          Shared-Defined     1        10,400
LIBERTY
 GLOBAL INC..... COM SER A     530555101    12,126       242,130    SH          Shared-Defined     1       242,130
LIBERTY
 GLOBAL INC..... COM SER C     530555309    15,728       328,418    SH          Shared-Defined     1       328,418
MASTERCARD
 INC............ CL A          57636Q104    12,006        28,550    SH          Shared-Defined     1        28,550
MICHAEL KORS
 HLDGS LTD...... SHS           G60754101     6,029       129,400    SH          Shared-Defined     1       129,400
NETSUITE INC.... COM           64118Q107     7,292       145,000    SH          Shared-Defined     1       145,000
PENNYMAC MTG
 INVT TR........ COM           70931T103     2,108       112,900    SH          Shared-Defined     1       112,900
PRICELINE COM
 INC............ COM NEW       741503403    16,287        22,700    SH          Shared-Defined     1        22,700
RALPH LAUREN
 CORP........... CL A          751212101    12,099        69,400    SH          Shared-Defined     1        69,400
SBA
 COMMUNICATIONS
 CORP........... COM           78388J106    23,307       458,700    SH          Shared-Defined     1       458,700
SIRIUS XM RADIO
 INC............ COM           82967N108    16,533     7,157,154    SH          Shared-Defined     1     7,157,154
TRANSDIGM
 GROUP INC...... COM           893641100    11,030        95,284    SH          Shared-Defined     1        95,284
VERISK
 ANALYTICS
 INC............ CL A          92345Y106     7,821       166,500    SH          Shared-Defined     1       166,500
VISA INC........ COM CL A      92826C839    14,007       118,700    SH          Shared-Defined     1       118,700